UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Akanthos Capital Management, LLC
Address: 21700 Oxnard Street, Suite 1520
         Woodland Hills, CA  91367-7584

13F File Number:  28-10430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Kao
Title:     Managing Member
Phone:     (818)456-5220

Signature, Place, and Date of Signing:

     /s/  Michael Kao     Woodland Hills, CA     February 10, 2004

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     37

Form13F Information Table Value Total:     $449,751 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   28-10433                      Akanthos Arbitrage Master Fund, L.P.

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109     2339   100000 SH  CALL DEFINED 01             100000        0        0
COMCAST CORP NEW               CL A SPL         20030N200     4694   150000 SH       DEFINED 01             150000        0        0
COMCAST HOLDINGS CORP          ZONES CV2% PCS   200300507    11900   350000 SH       DEFINED 01             350000        0        0
CONEXANT SYSTEMS INC           NOTE  4.000% 2/0 207142AF7     4763  5000000 PRN      DEFINED 01            5000000        0        0
CONTINENTAL AIRLS INC          NOTE  4.500% 2/0 210795PD6     3544  4000000 PRN      DEFINED 01            4000000        0        0
CSX CORP                       DBCV        10/3 126408GA5     5503  6500000 PRN      DEFINED 01            6500000        0        0
ECHOSTAR COMMUNICATIONS NEW    NOTE  5.750% 5/1 278762AG4    63312 60000000 PRN      DEFINED 01           60000000        0        0
FEI CO                         NOTE         6/1 30241LAD1     2564  2500000 PRN      DEFINED 01            2500000        0        0
FIBERMARK INC                  COM              315646109       35    20000 SH       DEFINED 01              20000        0        0
GENERAL MLS INC                DBCV        10/2 370334AU8    20992 30000000 PRN      DEFINED 01           30000000        0        0
GENERAL MTRS CORP              DEB SR CV C 33   370442717    38688  1200000 PRN      DEFINED 01            1200000        0        0
GENERAL MTRS CORP              COM              370442105      481     9000 SH       DEFINED 01               9000        0        0
GENERAL MTRS CORP              DEB SR CONV B    370442733    56175  2100000 PRN      DEFINED 01            2100000        0        0
GLOBESPAN INC                  NOTE  5.250% 5/1 379571AB8    12000 12000000 PRN      DEFINED 01           12000000        0        0
ISIS PHARMACEUTICALS INC DEL   NOTE  5.500% 5/0 464337AC8     6669  8000000 PRN      DEFINED 01            8000000        0        0
JETBLUE AWYS CORP              NOTE  3.500% 7/1 477143AB7     5256  5000000 PRN      DEFINED 01            5000000        0        0
LIBERTY MEDIA CORP             DEB   4.000%11/1 530715AG6    51660 75000000 PRN      DEFINED 01           75000000        0        0
LIBERTY MEDIA CORP NEW         COM SER A        530718105      713    60000 SH       DEFINED 01              60000        0        0
LUCENT TECHNOLOGIES INC        COM              549463107       71    25000 SH       DEFINED 01              25000        0        0
LUCENT TECHNOLOGIES INC        DBCV  2.750% 6/1 549463AG2    22788 20000000 PRN      DEFINED 01           20000000        0        0
MERRILL LYNCH & CO INC         FRNT         3/1 590188A73    12922 12500000 PRN      DEFINED 01           12500000        0        0
NATIONAL AUSTRALIA BK LTD      SPONSORED ADR    632525408     1177    10500 SH       DEFINED 01              10500        0        0
NATIONAL AUSTRALIA BK LTD      CAP UTS EXCHBL   632525309    53731  1425000 SH       DEFINED 01            1425000        0        0
NEWS CORP LTD                  SP ADR PFD       652487802      557    18414 SH       DEFINED 01              18414        0        0
PEGASUS COMMUNICATIONS CORP    CL A NEW         705904605        0       17 SH       DEFINED 01                 17        0        0
QUANTA SVCS INC                NOTE  4.000% 7/0 74762EAA0     5923  6500000 PRN      DEFINED 01            6500000        0        0
RADIO ONE INC                  CL D NON VTG     75040P405     1842    95464 SH       DEFINED 01              95464        0        0
REGENERON PHARMACEUTICALS      NOTE  5.500%10/1 75886FAB3     8135  8500000 PRN      DEFINED 01            8500000        0        0
ROYAL CARIBBEAN CRUISES LTD    NOTE         2/0 780153AK8    26416 55000000 PRN      DEFINED 01           55000000        0        0
ROYAL CARIBBEAN CRUISES LTD    COM              V7780T103      104     3000 SH       DEFINED 01               3000        0        0
SPRINT CORP                    PCS COM SER 1    852061506      393    70000 SH       DEFINED 01              70000        0        0
TITAN INTL INC ILL             COM              88830M102       15     5000 SH       DEFINED 01               5000        0        0
TYCO INTL GROUP S A            DBCV  2.750% 1/1 902118BF4     3186  2500000 PRN      DEFINED 01            2500000        0        0
VENATOR GROUP INC              NOTE  5.500% 6/0 922944AB9    11391  7500000 PRN      DEFINED 01            7500000        0        0
VIACOM INC                     CL B             925524308     4310    97100 SH       DEFINED 01              97100        0        0
VITESSE SEMICONDUCTOR CORP     SDCV  4.000% 3/1 928497AB2     4900  5000000 PRN      DEFINED 01            5000000        0        0
WASHINGTON MUT INC             COM              939322103      602    15000 SH       DEFINED 01              15000        0        0
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